Loss Per Share (Details) - For the computation of basic and diluted loss [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Weighted Number of Shares	49,589,719	37,141,582
Net loss Attributed to equity holders of the Company	$ 14,875	$ 25,477